Capital Stock and Earnings per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Preferred stock, shares authorized	250,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Options to purchase shares of common stock not included in the computation of diluted earnings per share	4,600,000	3,500,000	2,700,000